SHARE-BASED COMPENSATION - Summary of Equity Award Activity (Details) - Stock Option $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period | shares		501,128
Forfeited | shares		(17,910)
Expired | shares		(8,618)
Outstanding at end of period | shares		474,600		501,128
Vested and expected to vest end of period | shares	419,020					419,020
Exercisable end of period | shares	363,440					363,440
Weighted Average Exercise Price US$
Outstanding at beginning of period | $ / shares	$ 12.62
Forfeited | $ / shares	6.53
Expired | $ / shares	35.56
Outstanding at end of period | $ / shares	12.43		$ 12.62
Vested and expected to vest end of period | $ / shares	13.30
Exercisable end of period | $ / shares	$ 14.44
Additional disclosures
Weighted Average Remaining Contractual Years - Outstanding		5 years 6 months 18 days		6 years 8 months 8 days
Weighted Average Remaining Contractual Years - Vested and expected to vest		5 years 3 months 18 days
Weighted Average Remaining Contractual Years - Exercisable		4 years 11 months 19 days
Fang
Additional disclosures
Exercised | ¥		¥ 0		¥ 0	¥ 0
Fang | 2010 Plan and 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period | shares		11,217,546
Exercised | shares		(93,319)
Forfeited | shares		(511,788)
Expired | shares		(269,406)
Outstanding at end of period | shares		10,343,033		11,217,546
Vested and expected to vest end of period | shares	8,546,426					8,546,426
Exercisable end of period | shares	6,749,818					6,749,818
Weighted Average Exercise Price US$
Outstanding at beginning of period | $ / shares	$ 0.54
Exercised | $ / shares	0.76
Forfeited | $ / shares	1.09
Expired | $ / shares	0.25
Outstanding at end of period | $ / shares	0.52		$ 0.54
Vested and expected to vest end of period | $ / shares	0.39
Exercisable end of period | $ / shares	$ 0.20
Additional disclosures
Weighted Average Remaining Contractual Years - Outstanding		7 years 7 months 13 days		6 years 11 months 26 days
Weighted Average Remaining Contractual Years - Vested and expected to vest		7 years 6 months 3 days
Weighted Average Remaining Contractual Years - Exercisable		7 years 4 months 6 days
Aggregate Intrinsic Value US$ - Outstanding	$ 0		$ 15,993,085,000	¥ 15,993,085,000		¥ 6,143,802,000
Aggregate Intrinsic Value US$ - Vested and expected to vest | ¥						5,869,735,000
Aggregate Intrinsic Value US$ - Exercisable | ¥						¥ 5,595,669,000